RISK MANAGEMENT - Risk Management - Value at risk (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 352,595	$ 321,121
Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	184,106	174,379
Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	148,343	119,856
Interest rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	37,115	14,206
Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	208,375	144,232
Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	298,257	304,429
Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,479	7,034
Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,325	3,329
Exchange rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	30	1,448
Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	436	4,041
Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,231	8,099
Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	946	946
Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,125	10,800
Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	265,684	196,197
Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,286	2,811
Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,274	1,134
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	797	2,741
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	720	140
VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	924,767	829,846
VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	189,871	184,224
VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	162,888	125,265
VaR Portfolio | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	37,942	18,394
VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	219,656	159,214
Minimum | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	352,595	309,368
Minimum | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	184,106	140,044
Minimum | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	115,829	103,535
Minimum | Interest rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	12,884	12,563
Minimum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	187,983	81,334
Minimum | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	234,509	12,424
Minimum | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	595	1,424
Minimum | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,125	4
Minimum | Exchange rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0
Minimum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	436	656
Minimum | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	6,647	7,234
Minimum | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	929	945
Minimum | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,125	9,691
Minimum | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	200,510	187,698
Minimum | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,820	2,580
Minimum | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	6,583	1,019
Minimum | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	177	481
Minimum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	699	116
Minimum | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	828,688	523,306
Minimum | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	187,521	145,108
Minimum | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	126,533	105,635
Minimum | VaR Portfolio | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	15,844	15,198
Minimum | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	205,505	95,312
Weighted Average | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	387,828	342,043
Weighted Average | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	199,399	162,463
Weighted Average | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	136,338	115,033
Weighted Average | Interest rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	35,893	37,998
Weighted Average | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	201,515	104,098
Weighted Average | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	263,363	52,925
Weighted Average | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,697	3,119
Weighted Average | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,867	662
Weighted Average | Exchange rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	985	670
Weighted Average | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,490	2,332
Weighted Average | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,605	7,068
Weighted Average | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	949	965
Weighted Average | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,370	10,601
Weighted Average | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	226,030	184,582
Weighted Average | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,849	2,702
Weighted Average | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	6,971	1,085
Weighted Average | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,441	1,394
Weighted Average | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	856	891
Weighted Average | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	884,826	586,619
Weighted Average | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	204,945	168,284
Weighted Average | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	148,125	117,745
Weighted Average | VaR Portfolio | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	38,319	40,061
Weighted Average | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	217,231	117,460
Maximum | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	420,474	400,828
Maximum | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	218,732	184,209
Maximum | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	154,233	122,910
Maximum | Interest rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	48,978	89,381
Maximum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	211,039	144,232
Maximum | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	298,257	304,429
Maximum | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,817	7,034
Maximum | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	6,135	3,329
Maximum | Exchange rate | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,738	1,572
Maximum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,707	4,041
Maximum | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,335	8,099
Maximum | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	963	967
Maximum | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,954	11,072
Maximum | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	266,906	196,197
Maximum | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,526	2,811
Maximum | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,420	1,203
Maximum | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,455	6,373
Maximum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,020	2,669
Maximum | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	969,931	829,846
Maximum | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	227,074	190,502
Maximum | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	168,310	126,486
Maximum | VaR Portfolio | Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	52,166	89,960
Maximum | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 226,727	$ 159,214